Document and Entity Information	0 Months Ended
Feb. 19, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 19, 2014
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 19, 2014
Document Effective Date	Feb. 19, 2014
Prospectus Date	Jan. 21, 2014
Stone Ridge International Master Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRIIX
Stone Ridge International Master Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRIMX